REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Tier 1 core capital, Actual Amount	$ 44,333	$ 44,100
Tier 1 core capital, Actual Ratio	21.30%	20.80%
Tier 1 core capital, For capital adequacy purposes Amount	8,918	9,048
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Total risk-based capital, Actual Amount	45,208	44,864
Total risk-based capital, Actual Ratio	38.60%	39.00%
Total risk-based capital, For capital adequacy purposes Amount	9,377	9,201
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Tier 1 risk-based capital, Actual Amount	44,333	44,100
Tier 1 risk-based capital, Actual Ratio	37.80%	38.30%
Tangible capital, Actual Amount		44,100
Tangible capital, Actual Ratio		20.80%
Tangible capital, For capital adequacy purposes Amount		3,175
Tangible capital, For capital adequacy purposes Ratio		1.50%
First Federal Of Hazard [Member]
Tier 1 core capital, Actual Amount	20,764	19,629
Tier 1 core capital, Actual Ratio	21.20%	19.30%
Tier 1 core capital, For capital adequacy purposes Amount	3,926	4,067
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	4,908	5,084
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	21,185	19,939
Total risk-based capital, Actual Ratio	42.20%	40.50%
Total risk-based capital, For capital adequacy purposes Amount	4,013	3,941
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	5,016	4,927
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	20,764	19,629
Tier 1 risk-based capital, Actual Ratio	41.40%	39.80%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	3,010	2,956
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tangible capital, Actual Amount		19,629
Tangible capital, Actual Ratio		19.30%
Tangible capital, For capital adequacy purposes Amount		1,525
Tangible capital, For capital adequacy purposes Ratio		1.50%
First Federal Of Frankfort [Member]
Tier 1 core capital, Actual Amount	19,543	18,151
Tier 1 core capital, Actual Ratio	15.90%	14.60%
Tier 1 core capital, For capital adequacy purposes Amount	5,511	4,980
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	6,889	6,225
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	19,997	18,564
Total risk-based capital, Actual Ratio	28.70%	27.00%
Total risk-based capital, For capital adequacy purposes Amount	5,566	5,505
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	6,958	6,881
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	19,543	18,151
Tier 1 risk-based capital, Actual Ratio	28.10%	26.40%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	4,175	4,129
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tangible capital, Actual Amount		18,151
Tangible capital, Actual Ratio		14.60%
Tangible capital, For capital adequacy purposes Amount		$ 1,868
Tangible capital, For capital adequacy purposes Ratio		1.50%